FINANCIAL INSTRUMENTS - Reconciliation (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 IDR (Rp)	Dec. 31, 2019 IDR (Rp)
Disclosure of fair value measurement of assets [line items]
Assets at beginning of period		Rp 235,057
Assets at end of period	$ 17,500	245,873	Rp 235,057
Level 3
Disclosure of fair value measurement of assets [line items]
Assets at beginning of period		1,346	922
Profit or loss		126	279
Other comprehensive income		3	9
Purchase/addition		711	389
Settlement/deduction		(224)	(253)
Assets at end of period		Rp 1,962	Rp 1,346